Stockholders' Equity (Deficit) - Common Stock and Preferred Stock (Q3) (Details)	Aug. 22, 2023 $ / shares shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Shares of stock authorized (in shares)	274,312,500
Preferred stock, number of shares authorized (in shares)		20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.00001	$ 0.00001	$ 0.00001
Common Class A
Class of Stock [Line Items]
Stock split ratio	0.02
Common stock, number of shares authorized (in shares)	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Common Class B
Class of Stock [Line Items]
Common stock, number of shares authorized (in shares)	4,312,500	4,312,500	4,312,500	4,312,500
Common stock, par value (in dollars per share) | $ / shares	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock
Class of Stock [Line Items]
Preferred stock, number of shares authorized (in shares)	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.00001